Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 credit_facility	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Write-down / sales of vessels		$ 200,238	$ 170,310	$ 53,693
Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel		2
Other
Property, Plant and Equipment [Line Items]
Write-down / sales of vessels		$ 0	0	(170)
Teekay Parent
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (123,753)	$ (103,420)	(651,473)
Teekay Parent [Member] | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel		1
Teekay Parent [Member] | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel		2	1
Teekay Parent [Member] | Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (70,693)	$ (175,000)	0
Teekay Parent [Member] | Offshore Production | Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		0	(3,330)	0
Teekay Parent [Member] | Other | Operating Right Of Use Asset
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		(9,100)	0	0
Teekay LNG | LNG Carriers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | credit_facility	2
Teekay LNG | Liquefied Gas Segment [Member] | LNG Carriers
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (51,000)	$ 0	(33,000)
Number Of Vessels Impaired | vessel		7
Number Of Vessels Sold | vessel			2
Gain (Loss) on Disposition of Assets		$ 0	$ (14,349)	0
Teekay LNG | Conventional Tankers | Handymax Product [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		1
Gain (Loss) on Disposition of Assets		$ 0	(785)	$ (13,000)
Teekay LNG | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel				2
Gain (Loss) on Disposition of Assets		0	$ 0	$ (7,863)
Teekay Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (65,400)
Number Of Vessels Impaired | vessel		9
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		3	3
Teekay Tankers | Conventional Tankers | Operating Right Of Use Asset
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (2,881)	$ 0	0
Teekay Tankers | Conventional Tankers | Ship-to-Ship Transfer Business (SPT)
Property, Plant and Equipment [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		3,081	0	0
Teekay Tankers | Conventional Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		0		0
Write-down / sales of vessels			(5,544)
Gain (Loss) on Disposition of Assets		(2,627)	0	0
Teekay Tankers | Conventional Tankers | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Impairments of investments and advances (note 1)		$ (67,018)	$ 0	$ 0
Number Of Vessels Impaired | vessel		9